UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-00032

Fundamental Investors, Inc.
(Exact name of registrant as specified in charter)

P.O. Box 7650, One Market, Steuart Tower,
San Francisco, California 94120
(Address of principal executive offices)

Registrant's telephone number, including area code: (415) 421-9360

Date of fiscal year end: December 31

Date of reporting period: March 31, 2007

Patrick F. Quan
Capital Research and Management Company
P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(Name and address of agent for service)

Copies to:
Michael Glazer
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, California 90071
(Counsel for the registrant)

ITEM 1 - Schedule of Investments

[logo - American Funds®]

Fundamental InvestorsSM
Investment portfolio

March 31, 2007
		unaudited

		Market value
Common stocks — 95.21%	Shares	(000)

ENERGY — 14.01%
Suncor Energy Inc.	17,922,637	$1,365,927
Norsk Hydro ASA	10,840,000	360,278
Norsk Hydro ASA (ADR)	3,500,000	114,870
Royal Dutch Shell PLC, Class A (ADR)	6,370,000	422,331
Chevron Corp.	5,285,674	390,928
CONSOL Energy Inc.[1]	7,400,000	289,562
Baker Hughes Inc.	4,193,000	277,283
OAO LUKOIL (ADR)	3,200,000	276,800
Murphy Oil Corp.	4,343,636	231,950
Exxon Mobil Corp.	3,000,000	226,350
Occidental Petroleum Corp.	4,334,244	213,722
Devon Energy Corp.	3,000,000	207,660
EnCana Corp.	4,000,000	202,655
Smith International, Inc.	3,825,000	183,791
Halliburton Co.	4,460,000	141,560
Schlumberger Ltd.	2,000,000	138,200
Imperial Oil Ltd.	3,608,739	133,993
Quicksilver Resources Inc.[2]	2,555,000	101,612
Shell Canada Ltd.	2,538,600	98,994
Marathon Oil Corp.	875,000	86,476
ConocoPhillips	1,153,413	78,836
Petro-Canada	2,000,000	78,338
Oil & Natural Gas Corp. Ltd.	3,637,500	74,337
Spectra Energy Corp	2,007,000	52,724
Massey Energy Co.	2,011,700	48,261
Cameco Corp.	1,000,000	41,034
CNX Gas Corp.[1,2]	287,500	8,145
		5,846,617

INDUSTRIALS — 13.06%
Deere & Co.	5,660,000	614,902
Union Pacific Corp.	4,200,000	426,510
Boeing Co.	4,500,000	400,095
Caterpillar Inc.	5,400,000	361,962
General Electric Co.	8,850,000	312,936
Northrop Grumman Corp.	4,166,243	309,219
Deutsche Post AG	8,945,000	271,062
General Dynamics Corp.	3,545,800	270,899
Parker Hannifin Corp.	2,800,000	241,668
Emerson Electric Co.	4,400,000	189,596
Finmeccanica SpA	6,000,000	180,776
Mitsubishi Corp.	7,245,800	168,471
Mitsubishi Heavy Industries, Ltd.	23,388,000	151,506
American Standard Inc.	2,832,300	150,169
Raytheon Co.	2,832,732	148,605
AMR Corp.[2]	4,850,000	147,682
Tyco International Ltd.	4,500,000	141,975
Grafton Group PLC, units	7,500,000	112,835
Joy Global Inc.	2,500,000	107,250
Illinois Tool Works Inc.	1,976,000	101,962
United Technologies Corp.	1,500,000	97,500
Waste Management, Inc.	2,800,000	96,348
Kingspan Group PLC	3,500,000	92,909
United Parcel Service, Inc., Class B	1,200,000	84,120
Fastenal Co.	2,200,000	77,110
Siemens AG	703,000	75,229
Avery Dennison Corp.	966,400	62,101
Allied Waste Industries, Inc.[2]	2,500,000	31,475
Lockheed Martin Corp.	248,200	24,080
		5,450,952

INFORMATION TECHNOLOGY — 11.98%
Microsoft Corp.	28,200,000	785,934
Nokia Corp.	18,900,000	435,488
Nokia Corp. (ADR)	11,237,000	257,552
Oracle Corp.[2]	26,500,000	480,445
Texas Instruments Inc.	15,083,024	453,999
International Business Machines Corp.	3,000,000	282,780
Comverse Technology, Inc.[2,3]	13,130,000	280,326
Yahoo! Inc.[2]	7,000,000	219,030
Agilent Technologies, Inc.[2]	6,425,000	216,458
Motorola, Inc.	9,256,080	163,555
Kyocera Corp.	1,725,000	162,924
Sun Microsystems, Inc.[2]	24,000,000	144,240
Google Inc., Class A2	300,000	137,448
Linear Technology Corp.	3,900,000	123,201
Advanced Micro Devices, Inc.[2]	6,750,000	88,155
Xilinx, Inc.	3,100,000	79,763
Sabre Holdings Corp., Class A	2,345,304	76,809
Paychex, Inc.	2,000,000	75,740
Microchip Technology Inc.	2,097,222	74,514
EMC Corp.[2]	5,200,000	72,020
Nortel Networks Corp.[2]	2,800,000	67,213
Ceridian Corp.[2]	1,900,000	66,196
ASML Holding NV2	2,500,000	61,817
Intersil Corp., Class A	2,000,000	52,980
Hewlett-Packard Co.	1,000,000	40,140
Corning Inc.[2]	1,520,000	34,565
CDW Corp.	545,000	33,479
Murata Manufacturing Co., Ltd.	300,000	21,933
Konica Minolta Holdings, Inc.	937,500	12,337
		5,001,041

FINANCIALS — 11.12%
Fannie Mae	8,167,800	$ 445,799
Citigroup Inc.	8,505,000	436,647
Allied Irish Banks, PLC	13,800,000	409,695
Freddie Mac	6,465,000	384,603
Washington Mutual, Inc.	8,580,000	346,460
Bank of Ireland	11,903,097	257,076
AMP Ltd.	25,000,202	210,451
Irish Life & Permanent PLC	7,000,000	192,371
Crédit Agricole SA	4,000,000	156,143
Marsh & McLennan Companies, Inc.	5,095,000	149,232
XL Capital Ltd., Class A	1,980,000	138,521
CapitalSource Inc.	5,400,954	135,726
Wells Fargo & Co.	3,940,000	135,654
Equity Residential, shares of beneficial interest	2,500,000	120,575
AFLAC Inc.	2,400,000	112,944
Berkshire Hathaway Inc., Class A2	1,000	108,990
Wachovia Corp.	1,524,900	83,946
Commerzbank U.S. Finance, Inc.	1,770,000	78,396
St. George Bank Ltd.	2,450,279	69,542
Suruga Bank Ltd.	5,310,000	69,337
Marshall & Ilsley Corp.	1,490,000	69,002
Willis Group Holdings Ltd.	1,742,142	68,954
Aon Corp.	1,767,400	67,090
Sompo Japan Insurance Inc.	5,305,000	66,250
Old Republic International Corp.	2,914,000	64,458
American International Group, Inc.	950,000	63,859
T. Rowe Price Group, Inc.	1,200,000	56,628
Zions Bancorporation	650,000	54,938
Mellon Financial Corp.	1,000,000	43,140
City National Corp.	460,000	33,856
Cathay Financial Holding Co., Ltd. (GDR)	491,632	10,103
		4,640,386

HEALTH CARE — 10.09%
Roche Holding AG	3,575,000	633,970
Merck & Co., Inc.	12,659,700	559,179
Eli Lilly and Co.	7,470,000	401,214
Abbott Laboratories	6,310,000	352,098
Bristol-Myers Squibb Co.	9,350,000	259,556
Schering-Plough Corp.	10,000,000	255,100
Shire PLC (ADR)	3,500,000	216,650
Medtronic, Inc.	3,525,200	172,946
Sanofi-Aventis	1,900,000	165,411
Wyeth	3,000,000	150,090
WellPoint, Inc.[2]	1,634,953	132,595
McKesson Corp.	2,100,000	122,934
CIGNA Corp.	725,000	103,428
Patterson Companies, Inc.[2]	2,892,100	102,641
Forest Laboratories, Inc.[2]	1,700,000	87,448
Aetna Inc.	1,960,000	85,828
Amgen Inc.[2]	1,350,000	75,438
MedImmune, Inc.[2]	2,000,000	72,780
Novo Nordisk A/S, Class B	640,000	58,492
UCB SA	811,450	47,280
Sepracor Inc.[2]	1,000,000	46,630
Medco Health Solutions, Inc.[2]	463,000	33,581
Stryker Corp.	443,200	29,393
AstraZeneca PLC (ADR)	500,000	26,825
C. R. Bard, Inc.	250,900	19,949
		4,211,456

MATERIALS — 9.75%
Alcoa Inc.	10,173,800	344,892
Rohm and Haas Co.	6,000,000	310,320
Syngenta AG2	1,592,750	305,439
Mosaic Co.[2]	10,500,000	279,930
Weyerhaeuser Co.	3,583,000	267,793
Bayer AG	3,788,000	242,343
International Paper Co.	6,516,000	237,182
E.I. du Pont de Nemours and Co.	4,500,000	222,435
Potash Corp. of Saskatchewan Inc.	1,379,700	220,655
Vulcan Materials Co.	1,800,000	209,664
PPG Industries, Inc.	2,500,000	175,775
Rio Tinto PLC	3,066,709	175,215
Sealed Air Corp.	4,882,000	154,271
Freeport-McMoRan Copper & Gold Inc.	2,000,000	132,380
BHP Billiton Ltd.	4,675,000	113,214
Newmont Mining Corp.	2,500,000	104,975
Dow Chemical Co.	2,000,000	91,720
Temple-Inland Inc.	1,500,000	89,610
Barrick Gold Corp.	3,001,495	85,693
CRH PLC	1,947,274	83,331
RPM International, Inc.	3,320,000	76,692
USX Corp.	650,000	64,461
Lyondell Chemical Co.	1,450,000	43,457
UPM-Kymmene Corp. (ADR)	1,400,000	35,742
		4,067,189

CONSUMER DISCRETIONARY — 8.45%
Lowe’s Companies, Inc.	17,010,000	535,645
Target Corp.	7,490,000	443,857
Limited Brands, Inc.	10,815,980	281,865
Johnson Controls, Inc.	2,500,000	236,550
Fortune Brands Inc.	3,000,000	236,460
Toyota Motor Corp.	3,000,000	192,553
Federated Department Stores, Inc.	4,000,000	180,200
Time Warner Inc.	9,000,000	177,480
Best Buy Co., Inc.	3,633,000	177,000
Carnival Corp., units	3,600,000	168,696
Sony Corp.	3,000,000	152,767
Starbucks Corp.[2]	4,869,300	152,701
CBS Corp., Class B	4,000,000	122,360
Magna International Inc., Class A	1,474,300	110,735
McDonald’s Corp.	2,100,000	94,605
Nikon Corp.	3,977,000	84,016
Virgin Media Inc.[2]	2,900,000	73,225
News Corp., Class A	2,400,000	55,488
Yue Yuen Industrial (Holdings) Ltd.	15,221,000	51,625
		3,527,828

CONSUMER STAPLES — 6.48%
Altria Group, Inc.	10,474,800	$ 919,792
Coca-Cola Co.	6,300,000	302,400
Diageo PLC	11,239,200	227,805
Diageo PLC (ADR)	15,200	1,230
PepsiCo, Inc.	3,100,000	197,036
Procter & Gamble Co.	2,829,000	178,680
C&C Group PLC	11,252,418	171,094
Bunge Ltd.	1,932,000	158,849
SYSCO Corp.	4,000,000	135,320
Avon Products, Inc.	2,280,000	84,953
Wm. Wrigley Jr. Co.	1,400,000	71,302
Tesco PLC	7,565,000	66,167
Goodman Fielder Ltd.	31,711,000	62,689
Kirin Brewery Co., Ltd.	3,966,000	57,384
ConAgra Foods, Inc.	2,000,000	49,820
General Mills, Inc.	311,500	18,136
		2,702,657

TELECOMMUNICATION SERVICES — 5.13%
AT&T Inc.	16,931,036	667,591
KDDI Corp.	69,028	552,201
Verizon Communications Inc.	6,500,000	246,480
Sprint Nextel Corp., Series 1	11,800,000	223,728
Vodafone Group PLC	67,783,000	180,826
Vodafone Group PLC (ADR)	221,700	5,955
Qwest Communications International Inc.[2]	20,500,000	184,295
Inmarsat PLC	8,585,000	64,904
Embarq Corp.	270,000	15,214
		2,141,194

UTILITIES — 3.66%
Questar Corp.	3,000,000	267,630
Dominion Resources, Inc.	2,790,000	247,669
Exelon Corp.	3,545,000	243,577
SUEZ SA	2,915,400	153,923
Veolia Environnement	2,000,000	148,868
Electricité de France SA	1,334,000	111,961
E.ON AG	800,000	108,888
Public Service Enterprise Group Inc.	1,000,000	83,040
Duke Energy Corp.	4,014,000	81,444
FPL Group, Inc.	1,050,000	64,229
Entergy Corp.	150,000	15,738
		1,526,967

MISCELLANEOUS — 1.48%
Other common stocks in initial period of acquisition		617,789

Total common stocks (cost: $28,683,360,000)		39,734,076

	Principal amount	Market value
Convertible securities — 0.03%	(000)	(000)

INFORMATION TECHNOLOGY — 0.03%
ASML Holding NV 5.50% convertible notes 2010	€6,000	$ 11,173

Total convertible securities (cost: $7,011,000)		11,173

Short-term securities — 4.65%

Bank of America Corp. 5.22%-5.24% due 4/9-6/15/2007	$192,151	191,495
Ranger Funding Co. LLC 5.25% due 4/18/2007[1]	11,900	11,869
Procter & Gamble International Funding S.C.A. 5.21%-5.23% due 4/9-6/18/2007[1]	163,600	162,704
International Lease Finance Corp. 5.205%-5.22% due 4/2-5/18/2007	81,200	80,979
American General Finance Corp. 5.22% due 5/17/2007	50,000	49,659
AIG Funding, Inc. 5.20% due 4/23/2007	25,000	24,917
IBM Corp. 5.22%-5.225% due 5/4-6/22/2007[1]	103,200	102,397
IBM Capital Inc. 5.195% due 6/18/2007[1]	50,000	49,437
Wal-Mart Stores Inc. 5.21%-5.22% due 5/8-6/12/2007[1]	135,775	134,559
Variable Funding Capital Corp. 5.235%-5.25% due 4/3-5/3/2007[1]	126,400	126,126
Coca-Cola Co. 5.18%-5.21% due 4/16-6/25/2007[1]	108,500	107,710
Atlantic Industries 5.21% due 4/26/2007[1]	12,000	11,955
Johnson & Johnson 5.18% due 4/9-6/7/2007[1]	117,525	117,008
Jupiter Securitization Co., LLC 5.22%-5.26% due 4/12-5/2/2007[1]	50,437	50,352
J.P. Morgan Chase & Co. 5.23% due 4/11-5/14/2007	45,100	44,934
Park Avenue Receivables Co., LLC 5.22% due 5/10/2007[1]	10,000	9,944
Federal Home Loan Bank 5.13%-5.17% due 4/20-5/9/2007	99,493	99,060
3M Co. 5.18%-5.20% due 5/21-6/8/2007	91,100	90,335
General Electric Capital Corp. 5.22% due 4/19/2007	50,000	49,872
Edison Asset Securitizaton LLC 5.23% due 4/3/2007[1]	23,600	23,590
NetJets Inc. 5.19%-5.22% due 4/11-5/1/2007[1]	70,682	70,452
Clipper Receivables Co., LLC 5.23%-5.24% due 4/13-4/26/2007[1]	66,100	65,944
Abbott Laboratories 5.21% due 5/1/2007[1]	52,000	51,767
Anheuser-Busch Cos. Inc. 5.18%-5.20% due 4/18-5/21/2007[1]	41,515	41,366
Wm. Wrigley Jr. Co. 5.20% due 4/20-5/15/2007[1]	35,000	34,863
Caterpillar Financial Services Corp. 5.23% due 6/7/2007	30,400	30,095
Freddie Mac 5.16% due 5/31/2007	26,900	26,661
Hershey Co. 5.19% due 5/2/2007[1]	20,000	19,908
Fannie Mae 5.155% due 5/2/2007	16,150	16,076
Harvard University 5.18% due 4/11/2007	15,000	14,976
Merck & Co. Inc. 5.20% due 4/27/2007	12,400	12,351
Becton, Dickinson and Co. 5.20% due 4/5/2007	12,000	11,992
McCormick & Co., Inc. 5.19% due 5/14/2007[1]	5,000	4,968

Total short-term securities (cost: $1,940,190,000)		1,940,321

Total investment securities (cost: $30,630,561,000)		41,685,570
Other assets less liabilities		47,709

Net assets		$41,733,279

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $1,494,626,000, which represented 3.58% of the net assets of the fund.
2Security did not produce income during the last 12 months.
3The fund owns 5% or more of the outstanding voting shares of this company. See table below for additional information.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the three months ended March 31, 2007, appear below.
						Market value
					Dividend	of affiliates
					income	at 3/31/07
Company	Beginning shares	Purchases	Sales	Ending shares	(000)	(000)

Comverse Technology, Inc.[2]	—	13,130,000	—	13,130,000	$—	$280,326

Federal income tax information	(dollars in thousands)
$11,385,817
Gross unrealized appreciation on investment securities	(339,537)
Gross unrealized depreciation on investment securities	11,046,280
Net unrealized appreciation on investment securities	30,639,290
Cost of investment securities for federal income tax purposes

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from a financial adviser and should be read carefully before investing.

MFGEFP-910-0507-S6887

ITEM 2 - Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 - Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FUNDAMENTAL INVESTORS, INC.

By /s/ Paul G. Haaga, Jr.
Paul G. Haaga, Jr., Executive Vice President and Principal Executive Officer

Date: May 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Paul G. Haaga, Jr.
Paul G. Haaga, Jr., Executive Vice President and Principal Executive Officer

Date: May 29, 2007

By /s/ Jeffrey P. Regal
Jeffrey P. Regal, Treasurer and Principal Financial Officer

Date: May 29, 2007